Pay vs Performance Disclosure - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 30,786	$ 96,991	$ 41,675	$ 40,813